Securities Act Registration No. 333-147324 Investment Company Act Registration No. 811-22143

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 31	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 32	[X]

WALTHAUSEN FUNDS (Exact Name of Registrant as Specified in Charter)

2691 Route 9, Suite 102
Malta, NY	12020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (518) 371-3450

John B. Walthausen
Walthausen Funds
2691 Route 9, Suite 102
Malta, NY 12020
(Name and Address of Agent for Service)

Copies to:

JoAnn S. Strasser
Thompson Hine, LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California on the 15th day of June, 2020.

WALTHAUSEN FUNDS

By: /s/ Jeffrey R. Provence
      Jeffrey R. Provence, Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities indicated on the 15th day of June, 2020.

Signature	Title	Date

John B. Walthausen*	President and Principal Executive Officer,
& Trustee

Edward A. LaVarnway*	Trustee

John P. Mastriani*	Trustee

Hany A. Shawky*	Trustee

/s/ Stanley M. Westhoff Jr.	Treasurer and Chief Financial Officer /	June 15, 2020
Stanley M. Westhoff Jr.	Principal Financial Officer

*By: /s/ Jeffrey R. Provence Jeffrey R. Provence, Attorney-in-Fact Date: June 15, 2020

WALTHAUSEN FUNDS

EXHIBIT INDEX

Index No.	Description of Exhibit
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Labels Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase